Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 225	$ 389	$ 20
Impairment losses	17	21	122
Wind Turbines And Deposits [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	116
Fair Value	45
Carrying Amount	161
Kelanitissa [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	42
Fair Value	24
Carrying Amount	66
Southland Huntington Beach Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense		200
Fair Value		88
Carrying Amount		288
Tisza I I Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	52	85
Generation Capacity (MW)	900
Fair Value	42	75
Carrying Amount	94	160
Deepwater Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense		79
Generation Capacity (MW)		160
Piahbanha Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			11
Other Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 15	$ 25	$ 9